Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Reconciliation [Table Text Block]
The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations for each of the years in the three-year period ended December 31, 2011:

	2011	2010	2009
BASIC AND DILUTED
Loss from continuing operations attributable to common shareholders	$(48,262)	$(35,793)	$(165,469)
Loss from discontinued operations attributable to common shareholders	(55,459)	(22,303)	(77,407)
Net loss attributable to common shareholders	$(103,721)	$(58,096)	$(242,876)
Weighted-average number of common shares outstanding	152,473,336	130,985,809	109,280,955
Loss per common share:
Loss from continuing operations	$(0.32)	$(0.27)	$(1.51)
Loss from discontinued operations	(0.36)	(0.17)	(0.71)
Net loss attributable to common shareholders	$(0.68)	$(0.44)	$(2.22)